Acquisitions (Results Of Operations If Acquisition Was Consummated) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Sales	$ 20,151.4	$ 19,611.7
Net earnings from continuing operations	$ 2,577.0	$ 2,586.4
Diluted net earnings per share from continuing operations (in dollars per share)	$ 3.60	$ 3.64